================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                              ______________

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Credit Member, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-14551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Managing member of Sankaty Credit Member, LLC
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

/s/ Jonathan S. Lavine            Boston, MA                  8/14/2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

* The report on Form 13F for the period ended June 30, 2012 for Sankaty Credit Member, LLC, is being filed by Sankaty Advisors, LLC. Jonathan S. Lavine is the manager of Sankaty Advisors, LLC, and is also the managing member of Sankaty Credit Member, LLC.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                 Form 13F File Number. Name
                 --------------------  ----
                 28-11314              Sankaty Advisors, LLC

================================================================================